Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Assets [abstract]
Summary of Other Assets

	2023	2022
Current -
Interest receivable	$18,037	$10,554
Other	14,190	6,489
	32,227	17,043
Non-current -
Guarantee deposits	4,605	5,493
Deposits for litigation	9,231	8,300
Other	3,212	3,212
	17,048	17,005
	$49,275	$34,048